Segment Information	3 Months Ended
Mar. 31, 2021
Text block [abstract]
Segment Information
Note 6—Segment Information
The Company is managed and operated as
one
business unit. No separate business areas or separate business units have been identified in relation to product candidates or geographical markets. Accordingly, no additional information on business segments or geographical areas is disclosed.